UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2010

1.810701.106

CFL-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 392
5% 8/1/18	330	341
5% 8/1/19	555	570
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,241
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	661
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	842
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,602
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,910
5% 12/1/20 (AMBAC Insured)	2,810	3,015
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,726
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,956
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,613
5.5% 4/1/26 (FSA Insured)	1,000	1,007
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,138
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	838
0% 9/1/22 (FSA Insured)	5,150	2,653
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,252
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,108
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,623
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,307
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,089
5% 8/1/17 (FGIC Insured)	5,030	5,266
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,789
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,925
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,237
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,389
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,491
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,378
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,636
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,160
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,684
0% 8/1/17 (AMBAC Insured)	1,000	753
0% 8/1/18 (AMBAC Insured)	2,000	1,408
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AH, 5.25% 12/1/35	10,000	10,483
Series AI:
5% 12/1/18 (b)	3,000	3,376
5% 12/1/25 (b)	2,700	2,795
Series J1, 7% 12/1/12	730	821
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,021
5.25% 7/1/14	2,095	2,349
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,050
6% 3/1/38	1,000	1,037
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,622
5% 2/1/17	1,000	1,002
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2010 A:
5% 10/1/25	$ 5,860	$ 6,054
5% 10/1/30	1,000	1,014
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	640
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,598
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,728
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	889
4% 9/1/21	1,000	1,019
4% 9/1/22	740	741
4% 9/1/23	1,080	1,067
4% 9/1/24	1,125	1,097
5% 9/1/19	400	453
5% 9/1/39	5,000	4,866
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,424
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	152
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	2,895
4.5% 10/1/36	3,075	2,655
5% 3/1/15	2,130	2,357
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,745
5% 9/1/17	750	821
5% 3/1/19	3,000	3,254
5% 8/1/22	1,500	1,546
5% 10/1/22	1,355	1,411
5% 11/1/22	1,600	1,654
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,894
5% 12/1/22	3,500	3,619
5% 2/1/23	1,095	1,107
5% 2/1/26	1,500	1,500
5% 3/1/26	2,800	2,801
5% 6/1/26	2,600	2,601
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,720
5% 6/1/31	2,000	1,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,942
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	969
5% 8/1/33	2,300	2,212
5.125% 11/1/24	2,800	2,825
5.125% 2/1/26	2,800	2,815
5.25% 2/1/14	4,045	4,374
5.25% 10/1/14	140	142
5.25% 2/1/16	7,500	8,128
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,226
5.25% 2/1/20	6,805	7,176
5.25% 2/1/22	2,020	2,123
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,513
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,795
5.25% 2/1/29	5,000	5,008
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,004
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,107
5.25% 12/1/33	105	104
5.25% 3/1/38	5,400	5,270
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	809
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,950
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	31,104
5.5% 11/1/34	2,535	2,567
5.5% 11/1/39	1,810	1,825
6% 4/1/18	1,570	1,829
6% 3/1/33	8,700	9,244
6% 4/1/38	8,450	8,890
6% 11/1/39	8,000	8,405
6.5% 4/1/33	11,500	12,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.75% 8/1/12	$ 1,100	$ 1,196
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,084
Series 2008 L, 5.125% 7/1/22	3,000	3,084
Series 2009 E, 5.625% 7/1/25	5,000	5,177
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,637
Series 2009, 5% 8/15/39	5,000	4,703
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,462
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,319
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,539
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,010
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,882
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,931
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,004
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,378
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,628
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,290
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,327	2,929
Series 1983 B, 0% 8/1/15	60	37
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,038
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,084
5% 12/1/32	1,000	968
5% 12/1/42	3,000	2,792
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,024
5.25% 2/1/32 (AMBAC Insured)	6,295	5,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,333
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,611
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	307
5% 7/1/20	500	506
5.75% 7/1/40	5,000	4,781
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,130
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,472
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,776
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,643
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,159
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,334
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,777
5% 6/1/14	2,000	2,150
5.25% 6/1/24	5,400	5,456
5.25% 6/1/25	5,000	5,042
5.25% 6/1/30	4,000	3,835
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,412
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,941
Series 2006 G:
5% 11/1/20	1,825	1,915
5% 11/1/21	2,020	2,099
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,929
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	$ 2,485	$ 2,618
5.5% 6/1/15	1,000	1,082
5.5% 6/1/17	9,980	10,641
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,699
5% 11/1/16 (FGIC Insured)	2,000	2,187
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,126
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,295
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,548
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,615
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,842
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,743
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,898
5.125% 6/1/29	5,000	4,801
5.5% 6/1/19	2,000	2,093
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,105
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,363
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,434
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,224
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,971
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,577
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500	$ 3,787
Series 2006 E:
5% 10/1/23	2,410	2,557
5.25% 10/1/21	2,900	3,191
Series 2009 G1, 5.75% 10/1/30	1,800	1,837
Series 2009 I:
5.5% 11/1/23	1,535	1,560
6.125% 11/1/29	1,200	1,263
6.25% 11/1/21	2,000	2,225
6.375% 11/1/34	3,000	3,200
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,375
5.5% 11/1/16 (AMBAC Insured)	1,500	1,616
Series 2009 A:
5.75% 11/1/25	3,675	4,105
5.75% 11/1/28	6,525	7,072
6% 11/1/40	7,240	7,872
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	8,448
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,572
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,921
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,883
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,982
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	928
Series 2005 G, 5.25% 7/1/13	1,475	1,537
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	135
5% 8/15/19	50	52
5.75% 8/15/38	3,000	2,971
6.25% 8/15/33	2,500	2,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,175
Series 2007 A:
4.75% 4/1/33	2,000	1,846
5% 4/1/31	4,900	4,790
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,080
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,041
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,521
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,019
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,807
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,395	1,466
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,946
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	889
0% 5/1/16	1,365	1,158
0% 5/1/17	1,155	931
0% 5/1/18	1,335	992
0% 5/1/19	1,000	693
0% 5/1/34 (a)	5,300	3,127
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,485
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,561
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,054
5% 11/1/25 (AMBAC Insured)	3,820	4,004
5% 11/1/33 (AMBAC Insured)	5,000	5,011
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,295	$ 3,186
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,284
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,681
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,930
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,561
5% 8/1/25 (FSA Insured)	1,435	1,489
5% 8/1/26 (FSA Insured)	2,000	2,076
5% 8/1/27 (FSA Insured)	1,785	1,842
5% 8/1/31 (FSA Insured)	5,000	5,062
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,616
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,390
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,233
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,911
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	603
5% 9/1/12 (AMBAC Insured)	625	644
5% 9/1/13 (AMBAC Insured)	655	684
5% 9/1/14 (AMBAC Insured)	690	725
5% 9/1/15 (AMBAC Insured)	725	759
5% 9/1/18 (AMBAC Insured)	835	863
5% 9/1/20 (AMBAC Insured)	925	945
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,154
6% 3/1/20 (FSA Insured)	1,000	1,128
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,801
5% 4/1/12	4,210	4,242
5% 4/1/13	1,830	1,844
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,517
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,474
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,422
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	716
0% 10/1/25 (AMBAC Insured)	1,665	659
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	583
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,310
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	776
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,081
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,137
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,222
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	781
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,140
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,724
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,117
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,467
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,680
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,932
5.75% 1/15/40	8,155	7,399
5.875% 1/15/27	4,000	3,868
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,352
5.875% 1/15/29	4,000	3,805
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	846
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,678
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,436
5% 6/1/45	12,125	10,547
5% 6/1/45	2,775	2,414
Series 2007 A1:
5% 6/1/11	635	643
5% 6/1/12	1,400	1,446
5% 6/1/13	1,000	1,046
5% 6/1/14	2,000	2,104
5% 6/1/15	1,000	1,055
5% 6/1/33	3,000	2,196
5.125% 6/1/47	2,600	1,671
5.75% 6/1/47	5,000	3,573
5% 6/1/45 (FSA Insured)	235	216
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,882
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,543
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	493
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	467
5% 8/1/22	450	514
5% 8/1/23	485	543
5% 8/1/24	1,000	1,106
5% 8/1/26	1,370	1,486
5% 8/1/28	760	812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	$ 3,420	$ 3,063
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,950
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,895
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,603
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,749
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,019
Series 2010 B, 5% 5/15/22	2,735	3,009
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,932
Series A, 5.75% 8/1/33	2,800	3,026
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,141
Series 2008 A, 6% 8/1/33	10,000	10,983
Series 2009 A, 5.5% 8/1/29	1,000	1,066
Series 2010 C, 5.25% 8/1/39	2,800	2,846
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,821
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,255
(Disney Parking Proj.):
0% 3/1/11	1,950	1,946
0% 3/1/12	2,180	2,146
0% 3/1/13	6,490	6,220
0% 9/1/14 (AMBAC Insured)	3,860	3,505
0% 3/1/18	3,000	2,249
0% 3/1/19	3,200	2,233
0% 3/1/20	1,000	643
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,146
5.375% 9/1/17 (FSA Insured)	1,095	1,194
5.375% 9/1/18 (FSA Insured)	1,155	1,251
5.375% 9/1/19 (FSA Insured)	1,210	1,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,713
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,143
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,105
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,301
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,498
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,965
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,504
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,506
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	11,807
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,703
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,285
Series 2007 A1, 4.5% 1/1/28	6,900	6,360
Series 2010 KRY, 5.25% 7/1/34	5,000	5,067
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,787
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,175
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,246
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	507
5% 7/1/39	4,095	4,115
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 576
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,230
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,496
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,583
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,861
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,735
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	559
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	614
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,857
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	540
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,424
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,181
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	4,996
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,289
12% 8/1/17 (FSA Insured)	1,000	1,582
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,026
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,995
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,555
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,083
5% 9/1/17 (AMBAC Insured)	2,735	2,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	$ 2,500	$ 2,648
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,528
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,277
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,221
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,185
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,157
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,085
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,130
6.5% 8/1/24	1,220	1,348
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,352
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,434
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,129
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,034
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,127
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,051
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,437
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,607
4% 9/1/13	1,855	1,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,228
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	573
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	755	775
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,256
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,012
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,113
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	408
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,932
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,090
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,471
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,806
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,693
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,090
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,327
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,169
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	6,040
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,485	2,533
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,681
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,825	$ 2,908
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,070
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,019
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,017
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,106
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,718
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	645
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,197
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	554
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	708
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	667
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,162
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,107
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,546
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,874
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,498
6.5% 8/1/28	2,445	2,812
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,971
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,930
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,467
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,054
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,261
5% 11/15/17 (AMBAC Insured)	2,000	2,244
5% 11/15/18 (AMBAC Insured)	2,000	2,204
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,155
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,757
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,091
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,561
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,311
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,105
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,118
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,726
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,015
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,526
Second Series 32F, 5.25% 5/1/19	2,500	2,824
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,363
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,051
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,079
6.625% 8/1/39	1,000	1,093
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,875
Series 2010 D, 5% 11/1/16	5,000	5,878
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,123
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,898
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,645	$ 3,788
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,075
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,231
5.5% 1/15/28	1,060	942
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,609
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,906
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,884
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	987
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,287
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,746
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,103
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,959
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,859
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,037
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,791
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,157
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,291
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,065
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	695
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	649
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,080
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,854
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,092
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,005
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,441
0% 9/1/22 (AMBAC Insured)	2,900	1,528
0% 9/1/25 (AMBAC Insured)	6,800	2,885
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,034
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	394
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,111
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,374
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,198
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	881
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,654
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,532
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,992
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,691
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,369
6% 6/1/22	1,100	1,129
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,491
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,451
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,683
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	735
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,747
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,391
4% 5/15/20	615	649
5% 5/15/19	2,830	3,225
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,009
Series 2007 D, 5% 5/15/25	4,250	4,492
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	373
Series 2008 L, 5% 5/15/40	3,000	3,044
Series 2009 O:
5.25% 5/15/39	2,700	2,806
5.75% 5/15/34	9,900	10,820
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,986
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,377
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,742
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,157
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,596
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,163
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,089
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	$ 130	$ 139
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	833
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	727
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	326
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,088
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,128
6.25% 7/1/39	6,000	6,152
Series 2010 A, 5.5% 7/1/38 (b)	3,100	2,973
Series A:
5% 7/1/23	1,460	1,464
5% 7/1/25	1,665	1,626
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,579
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,810
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,344
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,138
		1,672,259
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	279
5.375% 10/1/14	1,000	1,079
5.875% 10/1/18	1,565	1,758
		3,116
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.136% 7/1/21 (FGIC Insured) (c)	4,600	3,699
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,580
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,328
		12,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,475
Series 2009 B, 5% 10/1/25	1,500	1,521
Series A, 5.25% 10/1/15	1,255	1,362
		4,358
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,676,832)	1,692,340
NET OTHER ASSETS (LIABILITIES) - 1.6%	27,757
NET ASSETS - 100%	$ 1,720,097
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,675,254,000. Net unrealized appreciation aggregated $17,086,000, of which $50,281,000 related to appreciated investment securities and $33,195,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2010

1.824868.105

ASCM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 392
5% 8/1/18	330	341
5% 8/1/19	555	570
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,241
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	661
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	842
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,602
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,910
5% 12/1/20 (AMBAC Insured)	2,810	3,015
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,726
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,956
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,613
5.5% 4/1/26 (FSA Insured)	1,000	1,007
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,138
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	838
0% 9/1/22 (FSA Insured)	5,150	2,653
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,252
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,108
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,623
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,307
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,269
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,089
5% 8/1/17 (FGIC Insured)	5,030	5,266
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,789
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,925
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,237
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,389
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,491
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,378
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,636
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,160
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,684
0% 8/1/17 (AMBAC Insured)	1,000	753
0% 8/1/18 (AMBAC Insured)	2,000	1,408
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AH, 5.25% 12/1/35	10,000	10,483
Series AI:
5% 12/1/18 (b)	3,000	3,376
5% 12/1/25 (b)	2,700	2,795
Series J1, 7% 12/1/12	730	821
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,021
5.25% 7/1/14	2,095	2,349
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,050
6% 3/1/38	1,000	1,037
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,622
5% 2/1/17	1,000	1,002
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,862
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2010 A:
5% 10/1/25	$ 5,860	$ 6,054
5% 10/1/30	1,000	1,014
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	640
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,598
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,728
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	889
4% 9/1/21	1,000	1,019
4% 9/1/22	740	741
4% 9/1/23	1,080	1,067
4% 9/1/24	1,125	1,097
5% 9/1/19	400	453
5% 9/1/39	5,000	4,866
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	1,350	1,424
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	152
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	2,895
4.5% 10/1/36	3,075	2,655
5% 3/1/15	2,130	2,357
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,745
5% 9/1/17	750	821
5% 3/1/19	3,000	3,254
5% 8/1/22	1,500	1,546
5% 10/1/22	1,355	1,411
5% 11/1/22	1,600	1,654
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,894
5% 12/1/22	3,500	3,619
5% 2/1/23	1,095	1,107
5% 2/1/26	1,500	1,500
5% 3/1/26	2,800	2,801
5% 6/1/26	2,600	2,601
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,720
5% 6/1/31	2,000	1,943
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,942
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	969
5% 8/1/33	2,300	2,212
5.125% 11/1/24	2,800	2,825
5.125% 2/1/26	2,800	2,815
5.25% 2/1/14	4,045	4,374
5.25% 10/1/14	140	142
5.25% 2/1/16	7,500	8,128
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,226
5.25% 2/1/20	6,805	7,176
5.25% 2/1/22	2,020	2,123
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,513
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,795
5.25% 2/1/29	5,000	5,008
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,004
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,107
5.25% 12/1/33	105	104
5.25% 3/1/38	5,400	5,270
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	809
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,950
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	31,104
5.5% 11/1/34	2,535	2,567
5.5% 11/1/39	1,810	1,825
6% 4/1/18	1,570	1,829
6% 3/1/33	8,700	9,244
6% 4/1/38	8,450	8,890
6% 11/1/39	8,000	8,405
6.5% 4/1/33	11,500	12,712
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.75% 8/1/12	$ 1,100	$ 1,196
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,000	3,084
Series 2008 L, 5.125% 7/1/22	3,000	3,084
Series 2009 E, 5.625% 7/1/25	5,000	5,177
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,637
Series 2009, 5% 8/15/39	5,000	4,703
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,462
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,319
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,539
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,010
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	2,882
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	4,931
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,004
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,378
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,628
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,290
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,327	2,929
Series 1983 B, 0% 8/1/15	60	37
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,038
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,084
5% 12/1/32	1,000	968
5% 12/1/42	3,000	2,792
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,024
5.25% 2/1/32 (AMBAC Insured)	6,295	5,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series 2005, 5% 10/1/33	$ 7,235	$ 7,333
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,611
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	307
5% 7/1/20	500	506
5.75% 7/1/40	5,000	4,781
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,130
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,472
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,776
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,643
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,159
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,334
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,777
5% 6/1/14	2,000	2,150
5.25% 6/1/24	5,400	5,456
5.25% 6/1/25	5,000	5,042
5.25% 6/1/30	4,000	3,835
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,412
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,941
Series 2006 G:
5% 11/1/20	1,825	1,915
5% 11/1/21	2,020	2,099
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,929
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	$ 2,485	$ 2,618
5.5% 6/1/15	1,000	1,082
5.5% 6/1/17	9,980	10,641
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,699
5% 11/1/16 (FGIC Insured)	2,000	2,187
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,126
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,295
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,548
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,615
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,842
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,743
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,898
5.125% 6/1/29	5,000	4,801
5.5% 6/1/19	2,000	2,093
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,105
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,363
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,434
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,224
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,971
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,577
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,502
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.):
Series 2005 L:
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500	$ 3,787
Series 2006 E:
5% 10/1/23	2,410	2,557
5.25% 10/1/21	2,900	3,191
Series 2009 G1, 5.75% 10/1/30	1,800	1,837
Series 2009 I:
5.5% 11/1/23	1,535	1,560
6.125% 11/1/29	1,200	1,263
6.25% 11/1/21	2,000	2,225
6.375% 11/1/34	3,000	3,200
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,375
5.5% 11/1/16 (AMBAC Insured)	1,500	1,616
Series 2009 A:
5.75% 11/1/25	3,675	4,105
5.75% 11/1/28	6,525	7,072
6% 11/1/40	7,240	7,872
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	7,965	8,448
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,572
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,921
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,883
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	2,982
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	928
Series 2005 G, 5.25% 7/1/13	1,475	1,537
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	135
5% 8/15/19	50	52
5.75% 8/15/38	3,000	2,971
6.25% 8/15/33	2,500	2,583
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,175
Series 2007 A:
4.75% 4/1/33	2,000	1,846
5% 4/1/31	4,900	4,790
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,080
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	9,041
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,521
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,019
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,807
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,395	1,466
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,946
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	889
0% 5/1/16	1,365	1,158
0% 5/1/17	1,155	931
0% 5/1/18	1,335	992
0% 5/1/19	1,000	693
0% 5/1/34 (a)	5,300	3,127
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,485
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,561
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,054
5% 11/1/25 (AMBAC Insured)	3,820	4,004
5% 11/1/33 (AMBAC Insured)	5,000	5,011
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,295	$ 3,186
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,284
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,681
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,930
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,561
5% 8/1/25 (FSA Insured)	1,435	1,489
5% 8/1/26 (FSA Insured)	2,000	2,076
5% 8/1/27 (FSA Insured)	1,785	1,842
5% 8/1/31 (FSA Insured)	5,000	5,062
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,616
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,390
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,233
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,911
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	603
5% 9/1/12 (AMBAC Insured)	625	644
5% 9/1/13 (AMBAC Insured)	655	684
5% 9/1/14 (AMBAC Insured)	690	725
5% 9/1/15 (AMBAC Insured)	725	759
5% 9/1/18 (AMBAC Insured)	835	863
5% 9/1/20 (AMBAC Insured)	925	945
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,154
6% 3/1/20 (FSA Insured)	1,000	1,128
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,801
5% 4/1/12	4,210	4,242
5% 4/1/13	1,830	1,844
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,517
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,474
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,422
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	716
0% 10/1/25 (AMBAC Insured)	1,665	659
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	583
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,310
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	776
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	3,081
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,137
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,222
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	781
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,140
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,724
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,117
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,467
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,680
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,932
5.75% 1/15/40	8,155	7,399
5.875% 1/15/27	4,000	3,868
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,352
5.875% 1/15/29	4,000	3,805
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	846
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,678
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,436
5% 6/1/45	12,125	10,547
5% 6/1/45	2,775	2,414
Series 2007 A1:
5% 6/1/11	635	643
5% 6/1/12	1,400	1,446
5% 6/1/13	1,000	1,046
5% 6/1/14	2,000	2,104
5% 6/1/15	1,000	1,055
5% 6/1/33	3,000	2,196
5.125% 6/1/47	2,600	1,671
5.75% 6/1/47	5,000	3,573
5% 6/1/45 (FSA Insured)	235	216
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,882
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (c)	2,500	2,543
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	480	493
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	467
5% 8/1/22	450	514
5% 8/1/23	485	543
5% 8/1/24	1,000	1,106
5% 8/1/26	1,370	1,486
5% 8/1/28	760	812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	$ 3,420	$ 3,063
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,950
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,895
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,603
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,749
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,019
Series 2010 B, 5% 5/15/22	2,735	3,009
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,932
Series A, 5.75% 8/1/33	2,800	3,026
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,141
Series 2008 A, 6% 8/1/33	10,000	10,983
Series 2009 A, 5.5% 8/1/29	1,000	1,066
Series 2010 C, 5.25% 8/1/39	2,800	2,846
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,821
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,255
(Disney Parking Proj.):
0% 3/1/11	1,950	1,946
0% 3/1/12	2,180	2,146
0% 3/1/13	6,490	6,220
0% 9/1/14 (AMBAC Insured)	3,860	3,505
0% 3/1/18	3,000	2,249
0% 3/1/19	3,200	2,233
0% 3/1/20	1,000	643
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,146
5.375% 9/1/17 (FSA Insured)	1,095	1,194
5.375% 9/1/18 (FSA Insured)	1,155	1,251
5.375% 9/1/19 (FSA Insured)	1,210	1,303
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	$ 3,700	$ 3,713
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,143
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,105
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,301
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,498
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,965
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,504
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,506
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	9,820	11,807
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,703
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,285
Series 2007 A1, 4.5% 1/1/28	6,900	6,360
Series 2010 KRY, 5.25% 7/1/34	5,000	5,067
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,787
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,760	2,175
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,246
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	507
5% 7/1/39	4,095	4,115
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,206
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 576
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,230
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,496
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,583
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,861
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,735
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	559
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	614
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,857
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	540
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,424
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,181
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	4,996
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,289
12% 8/1/17 (FSA Insured)	1,000	1,582
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 A, 5% 12/1/24	2,000	2,026
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,995
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,555
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,083
5% 9/1/17 (AMBAC Insured)	2,735	2,925
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	$ 2,500	$ 2,648
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,223
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,528
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,277
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,034
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,221
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,185
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,157
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,085
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,130
6.5% 8/1/24	1,220	1,348
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,352
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,434
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,129
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,034
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (d)	2,065	2,127
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,051
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,437
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,607
4% 9/1/13	1,855	1,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,228
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	573
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	755	775
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,256
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,012
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,030	3,113
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)(e)	375	408
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,932
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,090
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,471
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,806
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,693
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,090
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,327
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,169
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	6,040
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,485	2,533
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,681
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,453
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,825	$ 2,908
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,070
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,019
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,017
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,106
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,718
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	645
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,197
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	554
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	708
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	667
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,162
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,107
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,546
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,874
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	6,498
6.5% 8/1/28	2,445	2,812
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	2,971
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,930
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,467
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,054
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,261
5% 11/15/17 (AMBAC Insured)	2,000	2,244
5% 11/15/18 (AMBAC Insured)	2,000	2,204
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,155
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,757
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,091
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,561
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,311
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,105
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,118
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,726
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,015
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,526
Second Series 32F, 5.25% 5/1/19	2,500	2,824
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,363
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,051
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,079
6.625% 8/1/39	1,000	1,093
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,875
Series 2010 D, 5% 11/1/16	5,000	5,878
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,123
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,898
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,645	$ 3,788
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	2,075
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,231
5.5% 1/15/28	1,060	942
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,609
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,906
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,884
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	987
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,287
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,746
5% 3/1/37 (AMBAC Insured) (d)	10,000	9,103
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,959
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,859
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,037
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,791
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,157
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,291
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	5,659
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,065
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	695
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	649
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,080
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	1,854
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,092
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,005
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,441
0% 9/1/22 (AMBAC Insured)	2,900	1,528
0% 9/1/25 (AMBAC Insured)	6,800	2,885
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,034
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	394
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,111
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,374
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,198
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	881
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,654
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,532
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	2,992
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	4,691
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,369
6% 6/1/22	1,100	1,129
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,491
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,451
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,683
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	735
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,747
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,391
4% 5/15/20	615	649
5% 5/15/19	2,830	3,225
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,009
Series 2007 D, 5% 5/15/25	4,250	4,492
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	373
Series 2008 L, 5% 5/15/40	3,000	3,044
Series 2009 O:
5.25% 5/15/39	2,700	2,806
5.75% 5/15/34	9,900	10,820
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	2,986
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,377
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,742
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,157
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,596
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,163
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,089
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	$ 130	$ 139
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	833
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	727
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	326
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,088
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,128
6.25% 7/1/39	6,000	6,152
Series 2010 A, 5.5% 7/1/38 (b)	3,100	2,973
Series A:
5% 7/1/23	1,460	1,464
5% 7/1/25	1,665	1,626
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,579
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,810
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,344
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,138
		1,672,259
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	275	279
5.375% 10/1/14	1,000	1,079
5.875% 10/1/18	1,565	1,758
		3,116
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.136% 7/1/21 (FGIC Insured) (c)	4,600	3,699
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,580
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,328
		12,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	$ 1,500	$ 1,475
Series 2009 B, 5% 10/1/25	1,500	1,521
Series A, 5.25% 10/1/15	1,255	1,362
		4,358
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,676,832)	1,692,340
NET OTHER ASSETS (LIABILITIES) - 1.6%	27,757
NET ASSETS - 100%	$ 1,720,097
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,675,254,000. Net unrealized appreciation aggregated $17,086,000, of which $50,281,000 related to appreciated investment securities and $33,195,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

November 30, 2010

1.824280.105

CSI-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
California - 95.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 228,417
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,962,681
2.5% 6/1/15	895,000	929,010
2.5% 6/1/16	1,070,000	1,106,177
3% 6/1/15	525,000	556,285
3% 6/1/16	525,000	556,406
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	139,008
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,012,400
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	166,362
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	443,885
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	474,083
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	529,346
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	395,000	395,857
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435,000	441,247
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	177,905
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	134,776
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	357,567
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	136,265
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	6,025,064
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series AI, 5% 12/1/17 (a)	12,720,000	14,365,714
Series J2, 7% 12/1/12	2,600,000	2,923,310
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	78,943
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,193,283
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	639,643
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 1,920,000	$ 2,064,058
5.25% 5/1/12	135,000	143,412
5.25% 5/1/12 (FSA Insured)	605,000	642,698
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,230,340
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,784,984
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,774,198
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,651,274
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,553,098
5.5% 5/1/11	1,050,000	1,071,305
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,260,000	2,408,731
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,268,609
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,843,637
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,497,770
6% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	1,670,000	1,815,824
Series 2005 F3, 5% 5/1/21	1,445,000	1,591,321
Series 2010 L, 5% 5/1/17	8,000,000	9,244,400
Series 2010 M, 5% 5/1/16	10,000,000	11,531,200
Series A:
5.5% 5/1/13 (AMBAC Insured)	240,000	256,824
5.5% 5/1/13 (Pre-Refunded to 5/1/12 @ 101) (c)	495,000	534,744
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	124,637
California Econ. Recovery:
Bonds:
Series 2008 B, 5%, tender 3/1/11 (b)(c)	5,785,000	5,852,106
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	754,970
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,226,385
Series 2004 A:
5% 7/1/15	1,810,000	1,995,235
5.25% 7/1/12	7,035,000	7,504,094
5.25% 7/1/12 (FGIC Insured)	445,000	474,673
5.25% 7/1/13	3,235,000	3,546,628
5.25% 7/1/14	5,025,000	5,634,181
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2008 A, 5% 1/1/11	$ 2,800,000	$ 2,809,576
Series 2009 A:
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,065,108
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,275,336
5% 7/1/15	2,615,000	2,882,619
5% 7/1/17	3,105,000	3,538,737
5.25% 1/1/11	600,000	602,118
5.25% 1/1/11 (Escrowed to Maturity) (c)	4,975,000	4,994,303
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,901,348
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,048,600
5.25% 7/1/14	12,070,000	13,533,246
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,046,171
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,295,347
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	535,480
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	565,650
5% 4/1/16	400,000	458,172
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,633,786
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	465,507
4% 9/1/18	255,000	271,950
5% 9/1/16	300,000	341,439
5% 9/1/17	400,000	455,836
California Gen. Oblig.:
0% 4/1/11	15,000	14,902
4% 8/1/13	500,000	528,315
4% 11/1/13 (a)	1,750,000	1,857,153
4% 11/1/14 (a)	1,265,000	1,350,350
5% 5/1/11	95,000	96,511
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,145
5% 2/1/12	260,000	270,985
5% 2/1/12	120,000	125,070
5% 2/1/12	110,000	115,013
5% 3/1/12	1,425,000	1,489,310
5% 4/1/12	125,000	130,999
5% 10/1/12	2,000,000	2,129,060
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/13	$ 2,205,000	$ 2,356,770
5% 2/1/13	175,000	187,045
5% 6/1/13	1,000,000	1,077,970
5% 10/1/13	50,000	53,068
5% 11/1/13	870,000	947,822
5% 3/1/14	3,675,000	4,011,079
5% 3/1/16	2,500,000	2,787,100
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	3,982,388
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	4,225,000	4,756,547
5.25% 10/1/12	110,000	117,593
5.25% 10/1/13	185,000	202,355
5.25% 2/1/14 (FSA Insured)	270,000	293,798
5.25% 2/1/15	40,000	43,222
5.25% 2/1/16	1,000,000	1,068,380
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	45,000
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,281,020
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	7,460,000	8,521,409
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,140,913
5.5% 4/1/11	45,000	45,644
5.75% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,149
5.75% 10/1/11	170,000	176,392
5.75% 11/1/11	100,000	104,119
6.25% 9/1/12	315,000	332,316
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,200,000	1,282,692
5% 3/1/14	2,000,000	2,167,820
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,000,000	1,028,060
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	55,109
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	829,545
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,119,280
(Sutter Health Proj.) Series 2008 A:
5% 8/15/12	2,000,000	2,120,840
5% 8/15/15	1,440,000	1,601,352
5.5% 8/15/16	1,000,000	1,136,210
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	$ 275,000	$ 295,768
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,788,468
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,051,132
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,094,700
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,343,634
4.45%, tender 7/1/11 (b)	1,770,000	1,803,630
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	138,668
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	5,910,613
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,614,825
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,780,881
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007, 4% 12/1/10	100,000	100,000
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,945
Bonds (The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	3,950,345
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,802,184
Series 2004 A, 4%, tender 12/1/11 (b)	1,600,000	1,654,016
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,040,620
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,205,924
5% 2/1/14	1,220,000	1,257,649
5% 2/1/15	1,615,000	1,660,656
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,621,463
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	387,531
5% 4/1/14	200,000	217,600
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	$ 3,000,000	$ 3,062,940
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	2,994,630
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,742,740
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.75%, tender 2/1/11 (b)	3,500,000	3,499,825
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/11	375,000	381,986
5.25% 6/1/12	1,440,000	1,517,083
5.25% 6/1/14	70,000	76,061
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,868,969
Series 2007 F, 4% 11/1/13	165,000	173,663
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,734
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,145,000	1,212,864
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	108,032
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,242
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	161,976
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,310,000	2,424,576
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	352,588
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,010,342
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	113,676
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	706,794
5% 4/1/14	1,270,000	1,366,939
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,214
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,171,020
Series A, 5.5% 6/1/14	155,000	163,917
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,652,395
Series 2007 F, 4% 11/1/12	110,000	114,293
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,156,099
Series 2010 A, 5% 3/1/15	2,960,000	3,196,593
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	40,970
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	41,544
Series 2009 A:
5% 11/1/15	1,000,000	1,138,640
5% 11/1/16	1,485,000	1,705,389
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	38,217
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,060,660
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,120,840
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	545,015
5% 11/1/18	500,000	533,255
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,070,496
5.5% 8/15/14	1,435,000	1,570,751
Series 2008 B, 5% 8/15/15	60,000	64,866
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,078,391
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,600,000	1,765,488
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	44,375,000	47,499,422
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	$ 920,000	$ 967,086
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,000,000	1,032,790
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,615,750
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,075,000	2,093,385
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,789
5% 10/1/13 (FSA Insured)	40,000	44,119
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	433,380
4% 11/1/14	300,000	327,903
5% 11/1/15	1,000,000	1,153,310
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	369,860
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,066,943
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,598,528
4% 9/1/16	1,125,000	1,246,500
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,282,929
Cerritos Cmnty. College District Series 2004 C, 4% 8/1/11	400,000	408,744
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,504
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,383
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,106,320
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,917,197
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,088,090
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	538,685
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,078,240
Series 2008, 4% 9/1/13	5,000,000	5,432,000
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	46,274
5% 8/1/12 (FSA Insured)	55,000	58,709
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,039
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	241,771
4% 5/1/12 (CIFG North America Insured)	300,000	308,727
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	388,692
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	416,655
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,105
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	91,542
Fullerton School District:
4% 8/1/16 (a)	525,000	583,900
4% 8/1/17 (a)	600,000	661,866
5% 8/1/18 (a)	500,000	581,720
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,055,127
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	848,563
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	224,459
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,270,709
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,642,655
Series 2007 A1, 5% 6/1/11	635,000	643,033
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 1,000,000	$ 1,107,190
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	194,294
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,119,108
Indio Pub. Fing. Auth. Lease Rev. Bonds Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	508,670
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,366
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	189,387
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	106,465
4% 8/1/15	125,000	139,494
4% 8/1/16	100,000	112,362
4% 8/1/17	175,000	197,071
5% 8/1/19	250,000	293,923
5% 8/1/20	650,000	764,270
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,712,554
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,188,461
5% 5/15/15	1,000,000	1,139,930
Long Beach Wtr. Rev. Series 2010 A:
3% 5/1/17	1,550,000	1,631,344
4% 5/1/19	1,000,000	1,096,430
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	98,003
(Disney Parking Proj.) 0% 3/1/14	20,000	18,463
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	285,000	313,323
Series 2009 A, 5% 7/1/14	5,000,000	5,627,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,613,750
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 35,000	$ 36,816
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	112,846
5% 10/1/14 (FSA Insured)	25,000	28,253
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	182,934
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11	120,000	123,206
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,614
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,274,860
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	62,077
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	205,006
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,028
Series 2009 A, 4% 9/1/15	2,085,000	2,290,664
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2010 D:
5% 11/1/14	3,295,000	3,647,993
5% 11/1/15	1,880,000	2,104,209
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,279,561
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	15,000	15,283
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	40,000	43,100
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,400,737
Series 2003 F:
4.5% 7/1/13	3,000,000	3,252,120
5% 7/1/14	25,000	27,311
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	$ 25,000	$ 27,418
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,865,000	6,495,370
5.5% 7/1/15 (Pre-Refunded to 7/1/13 @ 100) (c)	11,855,000	13,280,208
Series 1997 A, 6% 7/1/14	3,055,000	3,510,226
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,589,949
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,739,925
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	7,010,000	7,763,435
Series 2004 I, 5% 7/1/16	3,180,000	3,644,916
Series 2009 KRY, 5% 7/1/15	5,000,000	5,660,000
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,143,544
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,706,400
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	151,558
4% 7/1/13 (FSA Insured)	175,000	186,800
5% 7/1/14 (FSA Insured)	2,000,000	2,225,180
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	53,306
4% 7/1/15	100,000	107,887
4% 7/1/17	85,000	91,246
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,976,740
3% 8/1/16	1,925,000	2,028,584
3% 8/1/17	1,735,000	1,801,954
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,440
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	275,994
5.375% 7/1/12	1,000,000	1,038,660
Series 2003 A, 5% 7/1/13	35,000	38,620
Series 2004 B, 5% 7/1/11	1,155,000	1,186,104
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	$ 2,000,000	$ 2,249,580
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,586
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,965,804
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	111,425
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	48,744
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 C, 4%, tender 2/8/11 (b)	2,900,000	2,914,007
Series 2009 D, 5%, tender 2/7/13 (b)	750,000	802,178
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	693,344
4% 8/1/17	500,000	553,185
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	67,819
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,817
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,379,282
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,766,619
4% 8/1/16	1,335,000	1,443,722
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,218,157
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,134,960
5% 7/1/17	2,750,000	3,116,410
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,560,233
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,061,760
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,421,772
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,875
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	334,068
4% 8/1/17	450,000	502,286
4% 8/1/18	200,000	221,088
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 20,000	$ 20,200
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	153,171
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	115,906
4% 8/15/15	50,000	55,364
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,485
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	224,320
3.5% 10/1/14	150,000	158,874
4% 10/1/15	100,000	108,534
4% 10/1/16	100,000	108,878
4% 10/1/17	420,000	453,281
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	311,992
4% 8/1/15	250,000	277,793
5% 8/1/17	470,000	542,606
5% 8/1/18	505,000	581,861
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	52,503
Series 2009 A1:
4% 8/1/14	300,000	326,727
5% 8/1/15	1,000,000	1,143,880
Placentia Pub. Fing. Auth. Rev. 2.625% 9/1/11	750,000	753,600
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	51,971
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	102,830
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	67,934
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	20,000	20,503
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,516
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	90,235
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	$ 5,400,000	$ 4,864,806
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	995,000	1,014,174
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,541,850
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,281,096
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	51,519
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,036,640
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	717,157
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,094,990
Sacramento City Fing. Auth. Rev.:
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,795
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	133,311
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	529,605
5% 7/1/13	625,000	680,431
5% 7/1/14	550,000	608,900
5% 7/1/16	1,275,000	1,443,517
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,066,140
5% 2/1/16	3,000,000	3,181,560
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,068,460
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	248,731
5% 8/1/17	150,000	173,172
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/15	5,000,000	5,413,650
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,271,203
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	54,949
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B:
5% 5/15/12	$ 50,000	$ 52,924
5% 5/15/17	2,725,000	3,160,128
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	205,566
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,189,705
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,227,130
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,222,740
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,883,772
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	83,555
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,698,000
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	13,006,255
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	930,295
5% 8/1/16	1,095,000	1,159,594
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,873,797
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	701,279
Series 2010 D, 5% 11/1/16	9,445,000	11,103,542
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	46,465
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	28,252
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	262,819
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Clara County Fing. Auth. Lease Rev.: - continued
Series 2010 N:
5% 5/15/15	$ 1,000,000	$ 1,123,940
5% 5/15/16	1,000,000	1,132,070
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,792
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,471,241
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,114
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	487,689
5% 8/1/15	250,000	289,000
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	61,852
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	309,375
3% 12/1/14	250,000	261,610
5% 12/1/15	300,000	340,590
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,027,100
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	32,718
6.75% 7/1/13	65,000	73,898
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	223,076
6.75% 7/1/13 (FSA Insured)	1,800,000	2,053,800
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	58,596
Series 2009 A, 5% 7/1/20	2,000,000	2,239,320
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,315
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,910
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	51,370
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	$ 20,000	$ 21,634
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	61,365
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,396,025
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,180,680
5.375% 8/1/22	1,750,000	1,982,068
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,345,768
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,030,941
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E:
4% 5/15/17	1,150,000	1,243,610
4% 5/15/18	3,650,000	3,909,661
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	51,590
Series 2009 O, 5% 5/15/17	1,000,000	1,156,440
Series 2010 S, 5% 5/15/16	1,785,000	2,065,174
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	105,908
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,841,280
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11	100,000	102,122
4.5% 7/1/12	275,000	285,579
4.5% 7/1/13	250,000	263,235
5% 7/1/14	300,000	322,845
5% 7/1/15	520,000	561,621
5% 7/1/16	200,000	215,392
Series 2010 A, 5% 7/1/17 (a)	1,000,000	1,069,230
Series A, 5% 7/1/12	385,000	402,783
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	537,015
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	546,445
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	$ 40,000	$ 37,419
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	25,699
		690,258,924
Commonwealth of Marianas - 0.5%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	3,000,000	3,472,410
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,238,268
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	256,508
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	80,190
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,056,960
		2,631,926
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	692,198
5% 10/1/15	600,000	651,570
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,094,970
Series 2009 A, 6% 10/1/14	1,250,000	1,381,738
Series 2009 B, 5% 10/1/16	2,000,000	2,189,940
		6,010,416
TOTAL MUNICIPAL BONDS (Cost $684,540,966)		702,373,676
Municipal Notes - 2.7%
	Principal Amount	Value
California - 2.7%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	$ 1,500,000	$ 1,364,640
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 0.3%, LOC Bank of America NA, VRDN (b)	8,000,000	8,000,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
TOTAL MUNICIPAL NOTES (Cost $19,251,421)		19,364,640
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $703,792,387)		721,738,316
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,418,785
NET ASSETS - 100%		$ 724,157,101
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $703,791,180. Net unrealized appreciation aggregated $17,947,136, of which $19,033,480 related to appreciated investment securities and $1,086,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011